Bank Loans (Tables)	12 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
Schedule of Bank Loans	Bank loans consisted of the following:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Bank of China (Hong Kong) Limited – Loan (1)	$2,000,740	$-	$-
Total	$2,000,740	$-	$-
(1)	On June 30, 2023, Galaxy Payroll (HK) borrowed HKD2,000,000 as working capital for unlimited days at an annual interest rate of HKD Prime Rate plus 3% under the loan agreement with Bank of China (Hong Kong) Limited signed on January 15, 2021. The loan was secured by personal guarantees from Mr. Wai Hong Lao, Mr. But, Yiu Kong Kenneth and Mr. Wai Cheung Yeung, who is the directors and shareholders of Galaxy Payroll (HK). The bank loan as of June 30, 2023 was fully repaid to Bank of China (Hong Kong) Limited on July 3, 2023.
(2)	On March 31, 2021, Galaxy Payroll (HK) borrowed HKD5,003,898 as working capital for 2 years from March 31, 2021 to March 31, 2023 at an annual interest rate of one-month Hong Kong Inter-bank Offered Rate plus 3% under the loan agreement with Bank of China (Hong Kong) Limited signed on January 15, 2021. The loan was secured by personal guarantees from Mr. Wai Hong Lao, Mr. But, Yiu Kong Kenneth and Mr. Wai Cheung Yeung, who is the directors and shareholders of Galaxy Payroll (HK). The bank loans has been repaid off during the year ended June 30, 2023.
(3)	On February 5, 2020, Galaxy Payroll (HK) borrowed HKD4,397,778 as working capital for 3 years from February 5, 2020 to February 5, 2023 at an annual interest rate of 3.875% under the loan agreement with The Hongkong and Shanghai Banking Corporation Limited signed on December 13, 2019. The loan was secured by personal guarantees from Mr. Wai Hong Lao, Mr. But, Yiu Kong Kenneth and Mr. Wai Cheung Yeung, who is the directors and shareholders of Galaxy Payroll (HK). The bank loans has been repaid off during the year ended June 30, 2023.